RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Cash obligations (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	$ 625	$ 687
Due to related parties	506	139
Other long-term liabilities – concession payments	1,246	1,201
Lease liabilities	405	379
Non-recourse borrowings	17,991	16,060
Gross of Unamortized Financing Fees and Accumulated Amortization
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	625	768
Financial instrument liabilities	951	726
Due to related parties	517	146
Lease liabilities	439	486
Corporate borrowings	2,143	2,107
Non-recourse borrowings	16,006	15,227
Interest payable	6,333	6,578
Total	27,032	26,060
Gross of Unamortized Financing Fees and Accumulated Amortization | Concession Payments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other long-term liabilities – concession payments	18	22
Gross of Unamortized Financing Fees and Accumulated Amortization | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	625	768
Financial instrument liabilities	283	246
Due to related parties	506	139
Lease liabilities	33	34
Corporate borrowings	3	0
Non-recourse borrowings	1,141	1,133
Interest payable	824	751
Total	3,416	3,072
Gross of Unamortized Financing Fees and Accumulated Amortization | Less than 1 year | Concession Payments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other long-term liabilities – concession payments	1	1
Gross of Unamortized Financing Fees and Accumulated Amortization | 2-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0	0
Financial instrument liabilities	513	331
Due to related parties	11	7
Lease liabilities	112	115
Corporate borrowings	314	607
Non-recourse borrowings	5,214	4,878
Interest payable	2,682	2,887
Total	8,851	8,831
Gross of Unamortized Financing Fees and Accumulated Amortization | 2-5 years | Concession Payments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other long-term liabilities – concession payments	5	6
Gross of Unamortized Financing Fees and Accumulated Amortization | > 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0	0
Financial instrument liabilities	155	149
Due to related parties	0	0
Lease liabilities	294	337
Corporate borrowings	1,826	1,500
Non-recourse borrowings	9,651	9,216
Interest payable	2,827	2,940
Total	14,765	14,157
Gross of Unamortized Financing Fees and Accumulated Amortization | > 5 years | Concession Payments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other long-term liabilities – concession payments	$ 12	$ 15